RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions Details Narrative
Due to related parities		$ 174,125	$ 702,700
Note payable related party	$ 349,857
Interest rate on related party	6.00%